Equity dividends (Tables)	12 Months Ended
Dec. 31, 2018
Reconciliation Of Number Of Shares Outstanding [Abstract]
Summary of Ordinary Dividends Paid
ORDINARY DIVIDENDS PAID IN THE YEAR	2018 £m	2017 £m	2016 £m
RELX PLC	420	400	356
RELX NV	376	362	327
Total	796	762	683